Goodwill (Impairment test for goodwill) (Rates used for value-in-use calculations) (Detail)	Dec. 31, 2018
Impairment test for goodwill [line items]
Growth rates on average	3.50%
Growth rates of cash flows beyond the terminal year	2.00%
PRC power segment [member] | Bottom of range [member]
Impairment test for goodwill [line items]
Discount rates	7.35%
PRC power segment [member] | Top of range [member]
Impairment test for goodwill [line items]
Discount rates	9.63%
Singapore segment [member]
Impairment test for goodwill [line items]
Discount rates	8.02%